Summary of Significant Accounting Policies (Details) - Schedule of basic and diluted net income (loss) per ordinary share - USD ($)	3 Months Ended	5 Months Ended	6 Months Ended
	Jun. 30, 2021	Dec. 31, 2020	Jun. 30, 2021
Numerator:
Net gain from investments held in Trust Account		$ 7,007
Net income attributable to Class A ordinary shares subject to possible redemption	$ 10,839	$ 7,007	$ 18,776
Denominator:
Weighted average shares outstanding of Class A ordinary shares subject to possible redemption, basic and diluted (in Shares)		32,831,343
Basic and diluted net income per share, Class A ordinary shares subject to possible redemption (in Dollars per share)		$ 0.00
Numerator:
Net loss	733,375	$ (6,674,151)	(7,664,815)
Less: Net income attributable to Class A ordinary shares subject to possible redemption		7,007
Net loss attributable to non-redeemable ordinary shares	$ 722,536	$ (6,681,158)	$ (7,683,591)
Denominator:
Weighted average shares outstanding of non-redeemable ordinary shares, basic and diluted (in Shares)	14,761,599	11,002,709	14,349,050
Basic and diluted net loss per share, non-redeemable ordinary shares (in Dollars per share)	$ 0.05	$ (0.61)	$ (0.54)